Short-term investments (Narrative) (Details)	Dec. 31, 2017 CAD ($)
Guaranteed investment certificate [Member] | July 2017 [Member]
Statement [Line Items]
Guaranteed investment certificate	$ 100,000
Interest rate, investment	2.75%
Notes receivable [Member]
Statement [Line Items]
Interest rate, investment	7.00%